OBLIGATIONS WITH FIDC - INVESTMENT FUND IN CREDIT RIGHTS	12 Months Ended
Dec. 31, 2017
OBLIGATIONS WITH FIDC - INVESTMENT FUND IN CREDIT RIGHTS
OBLIGATIONS WITH FIDC - INVESTMENT FUND IN CREDIT RIGHTS

NOTE 21 - OBLIGATIONS WITH FIDC - INVESTMENT FUND IN CREDIT RIGHTS

Part of the assets resulting from the favorable judgments of credits with Eletrobras mentioned in Note 17 iv, were used to set up a Non Standardized Credit Right Investment Fund (“FIDC”), constituted and duly authorized to operate by the Securities and Exchange Commission of Brazil (“FIDC NP Barzel”), whose fair value at the FIDC Inception date was R$ 800 million. On July 14, 2015, the single quota of that FIDC was sold in connection with the acquisition of minority interests transaction in subsidiaries of Gerdau S.A.

The Company assures the FIDC, through the transfer agreement price adjustments clause, minimum return on the transferred amount of the credits rights on the lawsuits. However, where the amounts received in the lawsuits exceed the transferred amount, monetarily adjusted, the Company will be entitled to a percentage of that gain. Additionally, the Company has the right of first offer to repurchase those receivables in the event of sale by the Fund, in accordance to the contract subscribed, and has the amount of R$ 1,135,077 as of December 31, 2017 (R$ 1,007,259 on December 31, 2016) recognized in the account “Obligations with FIDC”.